Investments in unconsolidated affiliated companies	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investments in unconsolidated affiliated companies
Investments in unconsolidated affiliated companies

Combined financial information of the unconsolidated affiliated companies accounted for by the equity method (generally on a lag of 3 months or less) was as follows:

Results of Operations of unconsolidated affiliated companies:
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
Results of Operations:
Sales	$1,084	$966	$812
Cost of sales	872	797	627
Gross profit	$212	$169	$185

Profit (loss)	$28	$(46)	$(36)

Financial Position of unconsolidated affiliated companies:
	December 31,
(Millions of dollars)	2012	2011	2010
Financial Position:
Assets:
Current assets	$715	$345	$414
Property, plant and equipment–net	529	200	196
Other assets	616	9	39
	1,860	554	649
Liabilities:
Current liabilities	443	220	274
Long-term debt due after one year	708	72	72
Other liabilities	170	17	40
	1,321	309	386
Equity	$539	$245	$263

Caterpillar’s investments in unconsolidated affiliated companies:
	December 31,
(Millions of dollars)	2012	2011	2010
Investments in equity method companies	$256	$111	$135
Plus: Investments in cost method companies	16	22	29
Total investments in unconsolidated affiliated companies	$272	$133	$164

The increase in the 2012 financial position and equity investments amounts relate to the sale of a majority interest in Caterpillar's third party logistics business, which occurred on July 31, 2012. Under the terms of the agreement, Caterpillar retained a 35 percent equity interest. The increase is also related to the acquisition of an equity interest in Black Horse LLC, which occurred on December 5, 2012.

The decrease in the 2011 financial position and equity investments amounts from 2010 primarily relate to the sale of our ownership in NC2 Global LLC (NC2), which occurred on September 29, 2011.

At December 31, 2012, consolidated Profit employed in the business in Statement 3 included no net undistributed profits of the unconsolidated affiliated companies.